Other Accounts Payable and Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2024
Payables and Accruals [Abstract]
Schedule Of Other Accounts Payable And Accrued Expenses
	December 31,	December 31,
	2024	2023
	$ thousands	$ thousands
Employees and payroll accruals	15,810	14,079
Holdback Liability	3,430	-
Government authorities	3,317	2,364
Accrued expenses	2,788	2,491
Provision for warranty costs	2,325	1,694
Advanced payments from customers	1,735	3,282
Other	142	15

	29,547	23,925